INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]
19.	INCOME TAXES

(a)	Tax Assessments

Minera Santa Cruz y Garibaldi SA de CV (“MSCG”), a subsidiary of the Company, received a MXN 238 million assessment on October 12, 2010 by Mexican fiscal authorities for failure to provide the appropriate support for certain expense deductions taken in MSCG’s 2006 tax return, failure to provide appropriate support for loans made to MSCG from affiliated companies, and deemed an unrecorded distribution of dividends to shareholders, among other individually immaterial items. MSCG immediately initiated a Nullity action and filed an administrative attachment to dispute the assessment.

In June 2015, the Superior Court ruled in favour of MSCG on a number of the matters under appeal; however, the Superior Court ruled against MSCG for failure to provide appropriate support for certain deductions taken in MSCG’s 2006 tax return. In June 2016, the Company received a MXN 122.9 million ($6,200) tax assessment based on the June 2015 ruling. The 2016 tax assessment comprised of MXN 41.8 million in taxes owed ($2,100), MXN 17.7 million ($900) in inflationary charges, MXN 40.4 million ($2,000) in interest and MXN 23.0 million ($1,200) in penalties. The 2016 tax assessment was issued for failure to provide the appropriate support for certain expense deductions taken in MSCG’s 2006 tax return, failure to provide appropriate support for loans made to MSCG from affiliated companies. The MXN 123 million assessment includes interest and penalties. If MSCG agrees to pay the tax assessment, or a lesser settled amount, it is eligible to apply for forgiveness of 100% of the penalties and 50% of the interest.

The Company filed an appeal against the June 2016 tax assessment on the basis certain items rejected by the courts were included in the new tax assessment, while a number of deficiencies exist within the assessment. Since issuance of the assessment interest charges of MXN 5.6 million ($300) and inflationary charges of MXN 8.5 million ($400) has accumulated.

Included in the Company’s consolidated financial statements, are net assets of $595, including $42 in cash, held by MSCG. Following the Tax Court’s rulings, MSCG is in discussions with the tax authorities with regards to the shortfall of assets within MSCG to settle its estimated tax liability. An alternative settlement option would be to transfer the shares and assets of MSCG to the tax authorities. As of December 31, 2017, the Company recognized an allowance for transferring the shares and assets of MSCG amounting to $595. The Company is currently assessing MSCG’s settlement options based on on- going court proceedings and discussion with the tax authorities.

(b)	Deferred Income Tax

	December 31,	December 31,
Mexico operations	2017	2016

Deferred income tax assets:
Tax loss carryforwards	$9,326	$3,410
Provision for reclamation and rehabilitation	2,754	2,709
Other	1,959	1,759
Deferred income tax liabilities:
Inventories	(1,816)	(2,312)
Mineral properties, plant and equipment	(12,523)	(11,700)
Other	(637)	(1,228)
Deferred income tax liabilities, net	$(937)	$(7,362)

As at December 31, 2017, the Company had available for deduction against future taxable income in Mexico non-capital losses of approximately $142,494 (2016 – $122,515). These losses, if unutilized, expire between 2018 to 2026.

As at December 31, 2017, the Company had $6,175 non-capital losses in Canada (2016 –$5,053), which expire between 2025 to 2027, and capital losses of $15,570 (2016 – $8,981), which do not expire.

When circumstances cause a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change will be reflected in current income.

(c)	Income Tax Expense

	December 31,	December 31,
	2017	2016

Current income tax expense (recovery):
Current income tax expense in respect of current year	$3,779	$7,565
Special mining duty	844	2,027
Adjustments recognized in the current year in relation to prior years	27	(1,837)
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	(4,375)	(682)
Special mining duty	586	1,336
Adjustments recognized in the current year in relation to prior years	(2,658)	-
Total income tax expense (recovery)	$(1,797)	$8,409

The reconciliation of the income tax provision computed at statutory tax rates to the reported income tax provision is as follows:

	December 31,	December 31,
	2017	2016

Canadian statutory tax rates	26.00%	26.00%

Income tax expense computed at Canadian statutory rates	$2,050	$3,113
Foreign tax rates different from statutory rate	(3,412)	(3,122)
Withholding taxes, net of tax credits	678	693
Stock-based compensation	743	684
Foreign exchange	(2,381)	5,808
Inflationary adjustment	2,539	2,157
Other items	956	1,149
Adjustments recognized in the current year in relation to prior years	(61)	(474)
Current year losses not recognized	2,612	1,987
Special mining duty Mexican tax	1,430	1,526
Recognition of previously unrecognized losses	(6,951)	(5,112)
Income tax expense	$(1,797)	$8,409